NON-CONTROLLING INTERESTS (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Non-Controlling Interest 1 [Abstract]
Redeemable/Exchangeable Partnership Units and Special LP Units	$ 15,852	$ 15,736
FV LTIP units	50	55
Interests of others in operating subsidiaries and properties:
Preferred shares held by Brookfield Asset Management	1,015	1,015
Preferred equity of subsidiaries	2,757	2,750
Non-controlling interests in subsidiaries and properties	14,261	15,941
Total interests of others in operating subsidiaries and properties	18,033	19,706
Total non-controlling interests	$ 33,935	$ 35,497